Derivative Financial Instrument (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Derivative Financial Instrument [Abstract]
Schedule of Fair Value of Derivative Liabilities	The fair value of derivative liabilities as on December 31, 2023 and March 31, 2023 are as follows:
	December 31, 2023		March 31, 2023
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Warrants issued against SSCPN		$-	Derivative financial instrument	$11,978,213
Warrants issued to Placement agent		-		2,395,643
Total		$-		$14,373,856
The fair value of derivative liabilities as on March 31, 2023 and March 31, 2022 are as follows:
	March 31, 2023		March 31, 2022
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Warrants issued against SSCPN	Derivative financial instrument	$11,978,213		$—
Warrants issued to Placement agent		2,395,643		—
Total		$14,373,856		—